Share Based Payment - Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used (Details) - SFr / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price	SFr 3.41	SFr 2.70
Share price (option-pricing model)	SFr 3.41	SFr 2.70
Risk free interest rate	0.74%	0.00%
Expected term	2 years 6 months	2 years 6 months
Expected volatility	96.30%	82.10%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price			SFr 2.11
Share price (option-pricing model)			SFr 1.92
Risk free interest rate			(0.94%)
Expected term			2 years 6 months
Expected volatility			90.80%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Exercise price			SFr 2.47
Share price (option-pricing model)			SFr 2.47
Risk free interest rate			0.00%
Expected term			5 years 6 months
Expected volatility			101.00%